UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22372

Clarity Fund, Inc.

(Exact name of registrant as specified in charter)

Suite 110

2001 Westown Parkway

West Des Monies, Iowa 50265

(Address of principal executive offices)

 (Zip code)

Bradley R. Peyton

Suite 110

2001 Westown Parkway

West Des Monies, Iowa 50265

(Name and address of agent for service)

Registrant's telephone number, including area code: (888) 838-9488

Date of fiscal year end: March 31

Date of reporting period: June 30, 2012

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Clarity Fund

ABBOTT LABORATORIES

Ticker Symbol:ABT	Cusip Number:002824-100
Record Date: 2/29/2012	Meeting Date: 4/27/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director slate (11)	For	Issuer	For	With
10	Shareholder Proposal - Ban Accelerated vesting of awards upon a change in control.	Against	Stockholder	Against	With
2	Ratification of Deloitte & Touche LLP as Auditors	For	Issuer	For	With
3	Say on Pay - An Advisory vote to approve executive compensation	For	Issuer	For	With
4	Shareholder Proposal - Transparency in Animal Research	Against	Stockholder	Against	With
5	Shareholder Proposal - Lobbying Disclosure	Against	Stockholder	Against	With
6	Shareholder Proposal - Independent Board Chair	Against	Stockholder	Against	With
7	Shareholder Proposal - Tax Gross-Ups	Against	Stockholder	Against	With
8	Shareholder Proposal - Equity Retention and Hedging	Against	Stockholder	Against	With
9	Shareholder Proposal - Incentive Compensation	Against	Stockholder	Against	With

ABBOTT LABORATORIES

Ticker Symbol:ABT	Cusip Number:002824-100
Record Date: 2/29/2012	Meeting Date: 4/27/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director slate (11)	For	Issuer	For	With
10	Shareholder Proposal - Ban Accelerated vesting of awards upon a change in control.	Against	Stockholder	Against	With
2	Ratification of Deloitte & Touche LLP as Auditors	For	Issuer	For	With
3	Say on Pay - An Advisory vote to approve executive compensation	For	Issuer	For	With
4	Shareholder Proposal - Transparency in Animal Research	Against	Stockholder	Against	With
5	Shareholder Proposal - Lobbying Disclosure	Against	Stockholder	Against	With
6	Shareholder Proposal - Independent Board Chair	Against	Stockholder	Against	With
7	Shareholder Proposal - Tax Gross-Ups	Against	Stockholder	Against	With
8	Shareholder Proposal - Equity Retention and Hedging	Against	Stockholder	Against	With
9	Shareholder Proposal - Incentive Compensation	Against	Stockholder	Against	With

ACE LIMITED

Ticker Symbol:ACE	Cusip Number:H0023R105
Record Date: 11/30/2011	Meeting Date: 1/9/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	APPROVAL OF AMENDMENT TO INCREASE DIVIDENDS FROM LEGAL RESERVES.	For	Issuer	For	With

APPLE INC.

Ticker Symbol:AAPL	Cusip Number:037833100
Record Date: 12/27/2011	Meeting Date: 2/23/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR SLATE (8)	For	Issuer	For	With
2	RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2012.	For	Issuer	For	With
3	ADVISORY VOTE ON EXECUTIVE COMPENSATION.	For	Issuer	For	With
4	A SHAREHOLDER PROPOSAL ENTITLED "CONFLICT OF INTEREST REPORT"	For	Stockholder	Against	Against
5	A SHAREHOLDER PROPOSAL ENTITLED "SHAREHOLDER SAY ON DIRECTOR PAY"	For	Stockholder	Against	Against
6	A SHAREHOLDER PROPOSAL ENTITLED "REPORT ON POLITICAL CONTRIBUTIONS AND EXPENDITURES"	For	Stockholder	Against	Against
7	A SHAREHOLDER PROPOSAL ENTITLED "ADOPT A MAJORITY VOTING STANDARD FOR DIRECTOR ELECTIONS"	For	Stockholder	Against	Against

APPLE INC.

Ticker Symbol:AAPL	Cusip Number:037833100
Record Date: 12/27/2011	Meeting Date: 2/23/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR SLATE (8)	For	Issuer	For	With
2	RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2012.	For	Issuer	For	With
3	ADVISORY VOTE ON EXECUTIVE COMPENSATION.	For	Issuer	For	With
4	A SHAREHOLDER PROPOSAL ENTITLED "CONFLICT OF INTEREST REPORT"	For	Stockholder	Against	Against
5	A SHAREHOLDER PROPOSAL ENTITLED "SHAREHOLDER SAY ON DIRECTOR PAY"	For	Stockholder	Against	Against
6	A SHAREHOLDER PROPOSAL ENTITLED "REPORT ON POLITICAL CONTRIBUTIONS AND EXPENDITURES"	For	Stockholder	Against	Against
7	A SHAREHOLDER PROPOSAL ENTITLED "ADOPT A MAJORITY VOTING STANDARD FOR DIRECTOR ELECTIONS"	For	Stockholder	Against	Against

ASTRAZENECA PLC

Ticker Symbol:AZN	Cusip Number:046353-108
Record Date: 3/16/2012	Meeting Date: 4/26/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To receive the company's accounts and the reports of the Directors and Auditor for the year ended 31 December 2011.	For	Issuer	For	With
10	To authorize the directors to disapply pre-emptive rights.	For	Issuer	For	With
11	To authorize the company to purchase its own shares.	For	Issuer	For	With
12	To reduce the notice period for general meetings.	For	Issuer	For	With
2	To confirm dividends.	For	Issuer	For	With
3	To re-appoint KPMG Audit PLC, London as auditor.	For	Issuer	For	With
4	To authorize the directors to agree the remuneration of the auditor.	For	Issuer	For	With
5	Director slate (13)	For	Issuer	For	With
6	To approve the directors' remuneration report for the year ended 31 December 2011.	For	Issuer	For	With
7	To authorize limited EU political donations.	For	Issuer	For	With
8	To authorize the directors to allot shares.	For	Issuer	For	With
9	To approve the new Saye Scheme.	For	Issuer	For	With

AUTOLIV, INC.

Ticker Symbol:ALV	Cusip Number:052800-109
Record Date: 3/12/2012	Meeting Date: 5/8/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR SLATE (4)	For	Issuer	For	With
2	ADVISORY VOTE ON AUTOLIV, INC.'S 2011 EXECUTIVE COMPENSATION.	For	Issuer	For	With
3	APPROVAL OF THE AMENDMENT TO THE 1997 STOCK INCENTIVE PLAN, AS AMENDED AND RESTATED.	For	Issuer	For	With
4	APPROVAL OF ERNST & YOUNG AB AS INDEPENDENT AUDITORS OF TEH COMPANY FOR THE FISCAL YEAR ENDING DECEMBER 31, 2012.	For	Issuer	For	With

BLACKROCK CR ALLOCATION INC TR II INC

Ticker Symbol:PSY	Cusip Number:09255H105
Record Date: 5/31/2011	Meeting Date: 7/28/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director slate (11)	For	Stockholder	For	With

BLACKROCK CR ALLOCATION INCOME TRUST IV

Ticker Symbol:BTZ	Cusip Number:092508100
Record Date: 5/31/2011	Meeting Date: 7/28/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director slate (4)	For	Stockholder	For	With

BLACKROCK INCOME TRUST INC.

Ticker Symbol:BKT	Cusip Number:09247F100
Record Date: 5/31/2011	Meeting Date: 7/28/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director slate (4)	For	Stockholder	For	With

CE REVIEWTELECOM ARGENTNA

Ticker Symbol:TEO	Cusip Number:879273209
Record Date: 3/23/2012	Meeting Date: 4/27/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	APPOINTMENT OF TWO SHAREHOLDERS TO APPROVE AND SIGN THE MINUTES OF THE MEETING.	Abstained	Issuer	For	With
10	ELECTION OF ALTERNATE MEMBERS OF THE SUPERVISORY COMMITTEE.	Abstained	Issuer	For	With
11	AUTHORIZE THE BOARD OF DIRECTORS TO MAKE ADVANCE PAYMENTS OF FEES OF UP TO P$1,585,000 TO THOSE SUPERVISORY COMMITTEE MEMBERS ACTING DURING FISCAL YEAR 2012.	Abstained	Issuer	For	With
12	APPOINTMENT OF INDEPENDENT AUDITORS FOR FISCAL YEAR 2012 FINANCIAL STATEMENTS AND DETERMINATION OF THEIR COMPENSATION AS WELL AS OF THE COMPENSATION DUE TO THOSE ACTING IN FISCAL YEAR 2011.	Abstained	Issuer	For	With
13	REVIEW OF THE AUDIT COMMITTEE'S BUDGET FOR FISCAL YEAR 2012.	Abstained	Issuer	For	With
2	REVIEW THE DOCUMENTS PROVIDED FOR IN SECION 234, SUBSECTION 1 OF LAW 19,550, THE RULES OF COMISION NACIONAL DE VALORES AND THE LISTING REGULATIONS OF THE BUENOS AIRES STOCK EXCHANGE, AND OF THE ACCOUNTING DOCUMENTS IN ENGLISH REQUIRED BY THE RULES OF THE US SECURITIES AND EXCHANGE COMMISSION FOR THE TWENTY-THIRD FISCAL YEAR ENDED ON DECEMBER 31, 2011.	Abstained	Issuer	For	With
3	ANALYSIS OF THE ALLOCATION OF RETAINED EARNINGS OF DECEMBER 31, 2011. aLLOCATION OF 5% OF FISCAL YEAR 2011 NET EARNINGS TO THE STATUTORY RESERVE. ALLOCATION OF RETAINED EARNINGS BALANCE TO CASH DIVIDEND DISTRIBUTION; OR CAPITALIZATION BY DELIVERY OF RELEASED FULLY-PAID SHARE; OR CREATION OF DISCRETIONARY RESERVES; OR A COMBINATION OF ALL, AS RESOLVED AND IN THE AMOUNTS DECIDED BY THE SHAREHOLDERS' MEETING.	Abstained	Issuer	For	With
4	PERFORMANCE REVIEW OF THE MEMBERS OF THE BOARD OF DIRECTORS AND SUPERVISORY COMMITTEE FROM APRIL 7, 2011 TO THE DATE OF THIS SHAREHOLDERS' MEETING.	Abstained	Issuer	For	With
5	REVIEW OF BOARD OF DIRECTORS' COMPENSATION FOR THE SERVICES RENDERED DURING FISCAL YEAR 2011. PROPOSAL TO PAY THE AGGREGATE AMOUNT, WHICH REPRESENTS .29% OF "ACCOUNTABLE EARNINGS" CALCULATED UNDER SECTION 2 OF CHAPTER III OF THE RULES OF COMISION NACIONAL DE VALORES.	Abstained	Issuer	For	With
6	AUTHORIZE THE BOARD OF DIRECTORS TO MAKE ADVANCE PAYMENTS OF FEES FOR UP TO P$6,795,000-TO THOSE DIRECTORS ACTING DURING THE FISCAL YEAR 2012.	Abstained	Issuer	For	With
7	REVIEW OF THE SUPERVISORY COMMITTEE'S COMPENSATION FOR THE SERVICES RENDERED DURING FISCAL YEAR 2011. PROPOSAL TO THE AGGREGATE AMOUNT OF P$1,221,000.	Abstained	Issuer	For	With
8	DECIDE THE NUMBER OF MEMBERS AND ALTERNATE MEMBERS OF THE SUPERVISORY COMMITTEE FOR FISCAL YEAR 2012.	Abstained	Issuer	For	With
9	ELECTION OF MEMBERS OF THE SUPERVISORY COMMITTEE.	Abstained	Issuer	For	With

CIMAREX ENERGY CO.

Ticker Symbol:XEC	Cusip Number:171798-101
Record Date: 3/20/2012	Meeting Date: 5/16/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR SLATE (3)	For	Issuer	For	With
2	ADVISORY APPROVAL OF EXECUTIVE COMPENSATION	For	Issuer	For	With
3	RATIFY THE APPOINTMENT OF KPMG LLP AS INDEPENDENT AUDITORS FOR 2012	For	Issuer	For	With

CISCO SYSTEMS, INC.

Ticker Symbol:CSCO	Cusip Number:17275R102
Record Date: 10/10/2011	Meeting Date: 12/7/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR SLATE (12)	For	Issuer	For	With
2	APPROVAL OF AMENDMENT AND RESTATEMENT OF THE CISCO 2005 STOCK INCENTIVE PLAN.	For	Issuer	For	With
3	APPROVAL, ON AN ADVISORY BASIS, OF EXECUTIVE COMPENSATION.	For	Issuer	For	With
4	RECOMMENDATION, ON AN ADVISORY BASIS, ON THE FREQUENCY OF EXECUTIVE COMPENSATION VOTES.	For	Issuer	For	With
5	RATIFICATION OF PRICEWATERHOUSECOOPERS LLP AS CISCO'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL 2012.	For	Issuer	For	With
6	APPROVAL TO AMEND CISCO'S BYLAWS TO ESTABLISH A BOARD COMMITTEE ON ENVIRONMENTAL SUSTAINABILITY.	Against	Issuer	Against	With
7	APPROVAL TO REQUIRE THE BOARD TO PUBLISH INTERNET FRAGMENTATION REPORT TO SHAREHOLDERS WITHIN SIX MONTHS.	Against	Issuer	Against	With
8	APPROVAL TO REQUIRE THAT CISCO EXECUTIVES RETAIN A SIGNIFICANT PERCENTAGE OF STOCK UNTIL TWO YEARS FOLLOWING TERMINATION.	Against	Issuer	Against	With

CONOCOPHILLIPS

Ticker Symbol:COP	Cusip Number:20825C-104
Record Date: 3/12/2012	Meeting Date: 5/9/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR SLATE (15)	For	Issuer	For	With
2	PROPOSAL TO RATIFY APPOINTMENT OF ERNST & YOUNG LLP AS CONOCOPHILLIPS' INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2012.	For	Issuer	For	With
3	ADVISORY APPROVAL OF EXECUTIVE COMPENSATION.	For	Issuer	For	With
4	COMPANY ENVIRONMENTAL POLICY (LOUISIANA WETLANDS)	Against	Stockholder	Against	With
5	ACCIDENT RISK MITIGATION.	Against	Stockholder	Against	With
6	REPORT ON GRASSROOTS LOBBYING EXPENDITURES.	Against	Stockholder	Against	With
7	GREENHOUSE GAS REDUCTION TARGETS.	Against	Stockholder	Against	With
8	GENDER EXPRESION NON-DISCRIMINATION.	Against	Stockholder	Against	With

COVIDIEN PLC

Ticker Symbol:COV	Cusip Number:G2554F113
Record Date: 1/12/2012	Meeting Date: 3/13/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR SLATE (10)	For	Issuer	For	With
2	APPOINT THE INDEPENDENT AUDITORS AND AUTHORIZE THE AUDIT COMMITTEE TO SET THE AUDITORS' REMUNERATON.	For	Issuer	For	With
3	AN ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION.	For	Issuer	For	With
4	AUTHORIZE THE COMPANY TO MAKE MARKET PURCHASES OF COMPANY SHARES.	For	Issuer	For	With
S5	AUTHORIZE THE PRICE RANGE AT WHICH THE COMPANY CAN REISSUE SHARES IT HOLDS AS TREASURY SHARES. (SPECIAL RESOLUTION)	For	Issuer	For	With
S6	AMEND ARTICLES OF ASSOCIATION TO PROVIDE FOR ESCHEATMENT IN ACCORDANCE WITH U.S. LAWS. (SPECIAL RESOLUTION)	For	Issuer	For	With
S7	AMEND ARTICLES OF ASSOCIATION TO GIVE THE BOARD OF DIRECTORS AUTHORITY TO DECLARE NON-CASH DIVIDENDS. (SPECIAL RESOLUTION)	For	Issuer	For	With

CSX CORPORATION

Ticker Symbol:CSX	Cusip Number:126408-103
Record Date: 3/9/2012	Meeting Date: 5/9/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR SLATE (13)	For	Issuer	For	With
2	THE RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS TEH INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2012.	For	Issuer	For	With
3	TO CONSIDER AN ADVISORY RESOLUTION TO APPROVE COMPENSATION FOR THE COMPANY'S NAMED EXECUTIVE OFFICERS.	For	Issuer	For	With

EXELON

Ticker Symbol:EXC	Cusip Number:30161N-101
Record Date: 10/7/2011	Meeting Date: 11/17/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	THE SHARE ISSUANCE PROPOSAL - A PROPOSAL TO APPROVE THE ISSUANCE OF EXELON CORPORATION COMMON STOCK, WITHOUT PAR VALUE, TO CONSTELLATION ENERGY GROUP, INC. STOCKHOLDERS IN CONNECTION WITH THE MERGER CONTEMPLATED BY THE MERGER AGREEMENT	For	Issuer	For	With
2	THE ADJOURNMENT PROPOSAL - A PROPOSAL TO ADJOURN THE SPECIAL MEETING OF SHAREHOLDERS OF EXELON, IF NECESSARY, TO SOLICIT ADDITIONAL PROXIES IF THERE ARE NOT SUFFICIENT VOTES TO APPROVE THE PROPOSAL ABOVE.	For	Issuer	For	With

EXELON CORP

Ticker Symbol:EXC	Cusip Number:30161N101
Record Date: 2/7/2012	Meeting Date: 4/2/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	BOARD SLATE (20)	For	Issuer	For	With
2	THE RATIFICATION OF PRICEWATERHOUSECOOPERS LLP AS EXELON'S INDEPENDENT ACCOUNTANT FOR 2012	For	Issuer	For	With
3	ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION.	For	Issuer	For	With

EXXON MOBIL CORPORATION

Ticker Symbol:XOM	Cusip Number:30231G-102
Record Date: 4/4/2012	Meeting Date: 5/30/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR SLATE (11)	For	Issuer	For	With
2	RATIFICATION OF INDEPENDENT AUDITORS (PAGE 61)	For	Issuer	For	With
3	ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION (PAGE 62)	For	Issuer	For	With
4	INDEPENDENT CHAIRMAN (PAGE 64)	Against	Stockholder	Against	With
5	MAJORITY VOTE FOR DIRECTORS (PAGE 65)	Against	Stockholder	Against	With
6	REPORT ON POLITICAL CONTRIBUTIONS (PAGE 66)	Against	Stockholder	Against	With
7	AMENDMENT OF EEO POLICY (PAGE 67)	Against	Stockholder	Against	With
8	REPORT ON NATURAL GAS PRODUCTION (PAGE 69)	Against	Stockholder	Against	With
9	GREENHOUSE GAS EMISSIONS GOALS (PAGE 71)	Against	Stockholder	Against	With

FBL FINANCIAL GROUP, INC.

Ticker Symbol:FFG	Cusip Number:30239F-106
Record Date: 3/15/2012	Meeting Date: 5/16/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR SLATE(8)	For	Issuer	For	With
2	APPROVE BY NON-BINDING ADVISORY VOTE, EXECUTIVE COMPENSATION	For	Issuer	For	With
3	APPROVE PERFORMANCE TERMS USED IN INCENTIVE PAYMENTS, AND APPROVE MATERIAL TERMS OF PLANS.	For	Issuer	For	With
4	RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2012.	For	Issuer	For	With
5	ON ANY OTHER MATTER THAT MAY BE SUBMITTED TO A VOTE OF SHAREHOLDERS.	For	Issuer	For	With

HALLIBURTON COMPANY

Ticker Symbol:HAL	Cusip Number:406216-101
Record Date: 3/19/2012	Meeting Date: 5/16/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR SLATE (11)	For	Issuer	For	With
2	PROPOSAL FOR RATIFICATION OF THE SELECTION OF AUDITIORS.	For	Issuer	For	With
3	ADVISORY APPROVAL OF THE COMPANY'S EXECUTIVE COMPENSATION.	For	Issuer	For	With
4	PROPOSAL TO AMEND AND RESTATE THE HALLIBURTON COMPANY STOCK AND INCENTIVE PLAN.	For	Issuer	For	With

LEVEL 3 COMMUNICATIONS

Ticker Symbol:LVLT	Cusip Number:52729N100
Record Date: 6/15/2011	Meeting Date: 8/4/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	TO APPROVE THE ISSUANCE OF SHARES OF LEVEL 3 COMMUNICATIONS COMMON STOCK TO GLOBAL CROSSING LIMITED SHAREHOLDERS PURSUANT TO THE AMALGAMATION AS CONTEMPLATED BY THE AGREEMENT AND PLAN OF AMALGAMATION, DATE AS OF APRIL 10, 2011, BY AND AMONG GLOBAL CROSSING LIMITED, LEVEL 3 AND APOLLO AMALGAMATION SUB, LTD.	Abstained	Issuer	For	N/A
2	TO APPROVE THE ADOPTION OF AN AMENDMENT TO LEVEL 3'S RESTATED CERTIFICATION OF INCORPORATION INCREASING TO 4.41 BILLION THE NUMBER OF AUTHORIZED SHARES OF LEVEL 3'S COMMON STOCK.	Abstained	Issuer	For	N/A
3	TO APPROVE A PROPOSAL TO ADJOURN THE SPECIAL MEETING OF STOCKHOLDERS, IF NECESSARY, TO SOLICIT ADDITIONAL PROXIES IF THERE ARE NOT SUFFICIENT VOTES AT THE TIME OF THE SPECIAL MEETING TO APPROVE THE FOREGOING PROPOSALS.	Abstained	Issuer	For	N/A

MARATHON OIL CORPORATION

Ticker Symbol:MRO	Cusip Number:565849-106
Record Date: 2/27/2012	Meeting Date: 4/25/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director Slate (8)	For	Issuer	For	With
2	Ratification of the selection of Pricewaterhousecoopers LLP as our independent auditor for 2012	For	Issuer	For	With
3	A non-binding advisory vote to approve our executive compensation.	For	Issuer	For	With
4	Approval of our 2012 incentive compensation plan.	For	Issuer	For	With

O PAN AMERICAN SILVER CORP.

Ticker Symbol:PAAS	Cusip Number:697900108
Record Date: 4/5/2012	Meeting Date: 5/15/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	SLATE OF DIRECTORS (8)	Abstained	Issuer	For	With
2	APPOINTMENT OF DELOITTE & TOUCHE LLP AS AUDITORS OF THE CORPORATION AND AUTHORIZING THE DIRECTORS TO FIX THEIR RENUMERATION.	Abstained	Issuer	For	With
3	TO CONSIDER AND, IF THOUGHT APPROPRIATE, TO PASS AN ORDINARY RESOLUTION APPROVING THE CORPORATION'S APPROACH TO EXECUTIVE COMPENSATION, THE COMPLETE TEXT OF WHICH IS SET OUT IN THE INFORMATION CIRCULAR FOR THE MEETING.	Abstained	Issuer	For	With

PRECISION AUTO CARE, INC.

Ticker Symbol:PACI	Cusip Number:74018R105
Record Date: 9/16/2011	Meeting Date: 11/16/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR SLATE (5)	For	Issuer	For	With
2	APPOINTMENT OF YOUNT, HYDE & BARBOUR, P.C. AS INDEPENDENT AUDITORS FOR THE FISCAL YEAR ENDING JUNE 30, 2012.	For	Issuer	For	With

STAPLES, INC.

Ticker Symbol:SPLS	Cusip Number:855030-102
Record Date: 4/9/2012	Meeting Date: 6/4/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR SLATE (12)	For	Issuer	For	With
2	APPROVAL OF AN AMENDMENT TO THE COMPANY'S RESTATED CERTIFICATE OF INCORPORATION TO ALLOW STOCKHOLDER ACTION BY MAJORITY WRITTEN CONSENT.	For	Issuer	For	With
3	APPROVAL, ON AN ADVISORY BASIS, OF NAMED EXECUTIVE OFFICER COMPENSATION.	For	Issuer	For	With
4	APPROVAL OF THE COMPANY'S AMENDED AND RESTATED LONG TERM CASH INCENTIVE PLAN.	For	Issuer	For	With
5	APPROVAL OF THE COMPANY'S AMENDED AND RESTATED EXECUTIVE OFFICER INCENTIVE PLAN.	For	Issuer	For	With
6	APPROVAL OF THE COMPANY'S 2012 EMPLOYEE STOCK PURCHASE PLAN.	For	Issuer	For	With
7	RATIFICATION OF THE SELECTION BY THE AUDIT COMMITTEE OF ERNST & YOUNG LLP AS STAPLES' INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE CURRENT FISCAL YEAR.	For	Issuer	For	With
8	NON-BINDING STOCKHOLDER PROPOSAL REGARDING A REQUIREMENT FOR SENIOR EXECUTIVES TO HOLD 75% NET AFTER-TAX SHARES ACQUIRED THROUGH COMPENSATION PLANS AND PROHIBIION ON HEDGING OF HELD SHARES.	Against	Stockholder	Against	With

THE WESTERN UNION COMPANY

Ticker Symbol:WU	Cusip Number:959802-109
Record Date: 3/26/2012	Meeting Date: 5/23/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR SLATE (3)	For	Issuer	For	With
2	AMENDMENTS TO THE COMPANY'S AMENDED AND REINSTATED CERTIFICATE OF INCORPORATION TO ELIMINATE CLASSIFICATION OF TEH BOARD OF DIRECTORS.	For	Issuer	For	With
3	RATIFICATION OF SELECTION OF AUDITORS	For	Issuer	For	With
4	ADVISORY VOTE ON EXECUTIVE COMPENSATION.	For	Issuer	For	With
5	APPROVAL OF MATERIAL TERMS OF THE EXPANDED PERFORMANCE MEASURES UNDER THE COMPANY'S 2006 LONG-TERM INCENTIVE PLAN.	For	Issuer	For	With
6	STOCKHOLDER PROPOSAL REGARDING STOCKHOLDER PROXY ACCESS.	Against	Stockholder	Against	With
7	STOCKHOLDER PROPOSAL REGADING AN ADVISORY VOTE ON POLITICAL CONTRIBUTIONS.	Against	Stockholder	Against	With

UNION PACIFIC CORPORATION

Ticker Symbol:UNP	Cusip Number:907818-108
Record Date: 2/29/2012	Meeting Date: 5/10/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR SLATE (12)	For	Issuer	For	With
2	RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE AS TEH INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	For	Issuer	For	With
3	AN ADVISORY VOTE ON EXECUTIVE COMPENSATION ("SAY ON PAY")	For	Issuer	For	With
4	SHAREHOLDER PROPOSAL REGARDING LOBBYING ACTIVITIES IF PROPERLY PRESENTED AT THE ANNUAL MEETING.	Against	Stockholder	Against	With
5	SHAREHOLDER PROPOSAL REGARDING EXECUTIVE STOCK OWNERSHIP IF PROPERLY PRESENTED AT THE ANNUAL MEETING.	Against	Stockholder	Against	With

UNITEDHEALTH GROUP INCORPORATED

Ticker Symbol:UNH	Cusip Number:91324P-102
Record Date: 4/5/2012	Meeting Date: 6/4/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR SLATE (10)	For	Issuer	For	With
2	ADVISORY APPROVAL OF THE COMPANY'S EXECUTIVE COMPENSATION.	For	Issuer	For	With
3	RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE COMPANY FOR THE YEAR ENDING DECEMBER 31,2012.	For	Issuer	For	With
4	CONSIDERATION OF THE SHAREHOLDER PROPOSAL SET FORTH IN THE PROXY STATEMENT, IF PROPERLY PRESENTED AT THE 2012 ANNUAL MEETING OF SHAREHOLDERS.	Against	Stockholder	Against	With

VAALCO ENERGY, INC.

Ticker Symbol:EGY	Cusip Number:91851C-201
Record Date: 4/9/2012	Meeting Date: 6/6/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR SLATE (7)	For	Issuer	For	With
2	PROPOSAL TO APPROVE AND RATIFY THE VAALCO ENERGY, INC. 2012 LONG TERM INCENTIVE PLAN.	For	Issuer	For	With
3	PROPOSAL TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE, LLP AS THE INDEPENDENT AUDITORS OF THE COMPANY.	For	Issuer	For	With
4	PROPOSAL TO APPROVE, BY NON-BINDING, ADVISORY VOTE, OUR EXECUTIVE COMPENSATION.	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Clarity Fund, Inc.

By /s/Bradley R. Peyton

* /s/Bradley R. Peyton

President, Principal Executive Officer and Director

Date: July 18, 2012

By /s/Debra Conlon

* /s/Debra Conlon

Treasurer and Principal Financial Accounting Officer

Date: July 18, 2012

*Print the name and title of each signing officer under his or her signature.